Disposition of Property - Additional Information (Q2) (Details)	Jun. 30, 2020 Property
Disposed of by Sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of real estate properties	0